Variable Interest Entity	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Variable interest entity

Note 3– Variable interest entity

On May 8, 2019, Oriental Culture WFOE entered into Contractual Arrangements with Jiangsu Yanggu and its shareholders. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Jiangsu Yanggu and its subsidiaries as VIEs. Please also see Note 14 –Commitments and Contingencies for uncertainties of VIE.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Oriental Culture WFOE is deemed to have a controlling financial interest and is the primary beneficiary of Jiangsu Yanggu and its subsidiaries because it has both of the following characteristics:

(1)	The power to direct activities at Jiangsu Yanggu that most significantly impact such entity’s economic performance; and

(2)	The obligation to absorb losses of, and the right to receive benefits from Jiangsu Yanggu that could potentially be significant to such entity.

Accordingly, the accounts of Jiangsu Yanggu and its subsidiaries are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation.

On January 28, 2021, Oriental Culture WFOE entered into an Amended and Restated Equity Pledge Agreement, an Amended and Restated Equity Option Agreement, and an Amended and Restated Voting Rights Proxy and Financial Supporting Agreement (“Amended and Restated VIE Agreements”) with Jiangsu Yanggu and all shareholders of Jiangsu Yanggu in order to amend and restate the Equity Pledge Agreement, Equity Option Agreement, and Voting Rights Proxy and Financial Supporting Agreement originally entered by the parties in May, 2019 (“Original VIE Agreements”). The Amended and Restated VIE Agreements were made principally to reflect a change of the share ownership of Jiangsu Yanggu as a result of the transfer by Mr. Weipeng Liang of his 10% equity interest in Jiangsu Yanggu to Ms. Yuanyuan Xiao on January 28, 2021. Except for the change of the share ownership of Jiangsu Yanggu due to such equity transfer, there are no other changes to the terms of the Original VIE Agreements.

The carrying amounts of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2021	December 31, 2020

Current assets:	$26,650,671	$22,537,395
Property and equipment, net	9,890,566	363,675
Other noncurrent assets	3,801,822	2,079,454
Total assets	40,343,059	24,980,524
Total liabilities	(3,687,973)	(4,749,091)
Net assets	$36,655,086	$20,231,433

	December 31, 2021	December 31, 2020
Current liabilities:
Accounts payable	$1,483,827	$1,915,452
Accounts payable – related parties	1,665	1,229,381
Deferred revenue	697,863	243,355
Other payables and accrued liabilities	1,474,792	1,176,209
Taxes payable	29,826	184,694
Total liabilities	$3,687,973	$4,749,091

The summarized operating results of the VIEs are as follows:

	For the Years Ended December 31,
	2021	2020

Operating revenues	$37,596,460	$17,438,918
Income from operations	$15,203,703	$6,793,583
Net income	$15,762,806	$6,948,599